Related parties	6 Months Ended
Jun. 30, 2019
Related parties
Related parties

Related party transactions

On April 10, 2019, the members of the board of directors and the executive committee were offered new warrants under Warrant Plan 2019, subject to acceptance. The final number of accepted warrants under Warrant Plan 2019 was enacted by notary deed on July 12, 2019. The members of the board and the executive committee accepted all warrants offered to them. As of the date of this report, the acceptance period for Warrant Plan 2019 is still ongoing, so the final number of warrants granted to members of the board of directors and the executive committee cannot be determined yet. Under Warrant Plan 2019, the warrants have an exercise term of eight years as of the date of the offer. The exercise price of the warrants is €95.11. Each warrant gives the right to subscribe for one new Galapagos share. As regards the directors, the warrants vest over a period of 36 months at a rate of 1/36th per month. As regards the other beneficiaries, the warrants vest only and fully on the first day of the fourth calendar year following the calendar year in which the grant was made. The warrants are not transferable and can in principle not be exercised prior to January 1, 2023.

The table below sets forth the number of warrants offered under Warrant Plan 2019 to each member of the board and executive committee in office during the first six months of 2019:

Name	Title	Number of 2019 warrants offered
Onno van de Stolpe	Chief Executive Officer; Executive director	100,000
Raj Parekh	Non-executive director; Chairman of the board	15,000
Peter Guenter	Non-executive director	7,500
Howard Rowe	Non-executive director	7,500
Katrine Bosley	Non-executive director	7,500
Mary Kerr	Non-executive director	7,500
Piet Wigerinck	Chief Scientific Officer	50,000
Bart Filius	Chief Operating Officer; Chief Financial Officer	65,000
Andre Hoekema	Chief Business Officer	50,000
Walid Abi-Saab	Chief Medical Officer	50,000

We note that Mr. Peter Guenter was appointed as a non-executive, independent director by the shareholders’ meeting on April 30, 2019 and the board mandates of Dr. Werner Cautreels and Dr. Christine Mummery ended on April 30, 2019.

During the first six months of 2019, there were no changes to related party transactions disclosed in the 2018 annual report that potentially had a material impact on the financials of the first six months of 2019.